SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
Segment Information
SEGMENT INFORMATION

22.	SEGMENT INFORMATION

Allocation of revenue to geographic areas for the single segment is as follows:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
	$	$	$
Canada
Bus sales	7,429	10,925	12,447
Spare part sales	4,516	2,504	2,258
Truck sales	982	—	—
Shuttle sales	484	—	162
United States
Bus sales	4,270	27,272	3,800
Spare part sales	667	197	178
Operating lease revenue	127	810	709
Total	18,475	41,708	19,554

During the year ended December 31, 2022, the Company had sales of $6,261 and $4,792 to two end customers representing 34% and 26% of total sales, respectively. During the year ended December 31, 2021, the Company had sales of $26,795 and $4,423 to two end customers representing 64% and 11% of total sales, respectively. During the year ended December 31, 2020, the Company had sales of $11,786 and $2,200 to two end customers representing 60% and 11% of total sales, respectively.